Note 4 - Loans	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4 - LOANS

The composition of loans by major loan category is presented below:

(Dollars in thousands)	December 31,	December 31,
	2014	2013
Real estate secured loans:
Residential 1-4 Family	$217,518	$188,406
Multifamily	5,108	4,828
Commercial	87,906	79,963
Construction and land development	29,060	34,232

Total real estate secured loans	339,592	307,429
Commercial and industrial	22,022	22,208
Consumer	2,206	1,960
Other	328	309

Total gross loans	364,148	331,906
Allowance for loan losses	(5,602)	(6,041)
	$358,546	$325,865

The Company uses a numerical grading system from 1 to 9 to assess the credit risk inherent in its loan portfolio, with Grade 1 loans having the lowest credit risk and Grade 9 loans having the highest credit risk. Loans with credit grades from 1 to 5 are considered passing grade, or acceptable, loans. Loans with grades from 6 to 9 are considered to have less than acceptable credit quality. Generally, impaired loans have credit grades of 7 or higher. Following is a listing and brief description of the various risk grades. The grading of individual loans may involve the use of estimates.

Credit Grade	Description
1	Loans secured by cash collateral.
2	Loans secured by readily marketable collateral.
3	Top quality loans with excellent repayment sources and no significant identifiable risk of collection.
4	Acceptable loans with adequate repayment sources and little identifiable risk of collection.
5	Acceptable loans with signs of weakness as to repayment or collateral, but with mitigating factors that minimize the risk of loss.
6	Watch List or Special Mention loans with underwriting tolerances and/or exceptions with no mitigating factors that may, due to economic or other factors, increase the risk of loss.
7	Classified substandard loans inadequately protected by the paying capacity or net worth of the obligor, or of the collateral with weaknesses that jeopardize the liquidation of the debt.
8	Classified doubtful loans in which collection or liquidation in full is highly improbable.
9	Classified loss loans that are uncollectible and of such little value that continuance as an asset is not warranted.

The following tables provide a summary of our credit risk profile by loan categories as of December 31, 2014 and December 31, 2013.

(Dollars in thousands)

Credit Risk Profile by Creditworthiness Category

	Real Estate Secured
							Construction and Land
	Residential 1-4 Family		Multi Family		Commercial		Development
	2014	2013	2014	2013	2014	2013	2014	2013
Grade
1	$-	$-	$-	$-	$-	$-	$-	$-
2	-	-	-	-	-	-	-	-
3	107,353	80,732	1,350	592	14,965	13,356	11,197	10,238
4	56,164	49,414	1,111	2,017	28,180	27,956	7,310	9,159
5	46,873	49,204	2,309	884	33,081	27,981	9,571	11,156
6	1,587	925	-	-	2,042	1,842	269	676
7	4,930	7,387	338	1,335	9,638	8,128	703	2,312
8	611	744	-	-	-	700	10	691
9	-	-	-	-	-	-	-	-

Total	$217,518	$188,406	$5,108	$4,828	$87,906	$79,963	$29,060	$34,232

	Non-Real Estate Secured
	Commercial		Consumer		Other		Total
	2014	2013	2014	2013	2014	2013	2014	2013
Grade
1	$2,223	$1,971	$397	$426	$-	$60	$2,620	$2,457
2	-	-	-	-	-	-	-	-
3	2,205	1,228	480	269	94	-	137,644	106,415
4	6,628	6,680	220	224	181	204	99,794	95,654
5	9,589	9,777	977	954	53	45	102,453	100,001
6	18	860	-	-	-	-	3,916	4,303
7	1,359	1,692	132	87	-	-	17,100	20,941
8	-	-	-	-	-	-	621	2,135
9	-	-	-	-	-	-	-	-

Total	$22,022	$22,208	$2,206	$1,960	$328	$309	$364,148	$331,906

The following tables provide a summary of past due loans by loan category as of December 31, 2014 and December 31, 2013.

(Dollars in thousands)

Past Due Loans

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$1,748	$955	$1,972	$4,675	$212,843	$217,518	$-
Multifamily Residential	-	- -	-	-	5,108	5,108	-
Commercial Real Estate	794	1,930	1,073	3,797	84,109	87,906	-
Construction and Land Development	-	52	10	62	28,998	29,060	-
Non-Real Estate Secured
Commercial and Industrial	235	66	146	447	21,575	22,022	-
Consumer and Other	8	15	13	36	2,498	2,534	-

Total (1)	$2,785	$3,018	$3,214	$9,017	$355,131	$364,148	$-

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$736	$538	$2,310	$3,584	$184,822	$188,406	$-
Multifamily Residential	349	- -	986	1,335	3,493	4,828	-
Commercial Real Estate	1,330	-	877	2,207	77,756	79,963	-
Construction and Land Development	-	21	859	880	33,352	34,232	-
Non-Real Estate Secured
Commercial and Industrial	461	-	171	632	21,576	22,208	-
Consumer and Other	53	12	19	84	2,185	2,269	-

Total (1)	$2,929	$571	$5,222	$8,722	$323,184	$331,906	$-

(1)	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.

The following table provides a summary of nonaccrual loans as of December 31, 2014 and December 31, 2013.

(Dollars in thousands)

	December 31,	December 31,
	2014	2013

1-4 Family Residential	$2,956	$4,624
Multifamily Residential	-	986
Commercial Real Estate	1,096	2,590
Construction and Land Development	10	860
Commercial and Industrial	859	775
Consumer and Other	48	19

Total	$4,969	$9,854

At December 31, 2014 and December 31, 2013, nonaccrual loans totaled $5.0 million and $9.9 million, respectively. The gross interest income which would have been recorded under the original terms of nonaccrual loans amounted to approximately $312,000 and $618,000 at December 31, 2014 and December 31, 2013, respectively. At December 31, 2014 and December 31, 2013, impaired loans, which include non-accrual loans and troubled debt restructurings (TDRs) totaled $5.6 million and $10.3 million, respectively. The recorded investment in impaired loans individually evaluated for impairment, which include nonaccrual loans over $250,000 and TDRs, totaled $3.9 million and $7.9 million at December 31, 2014 and December 31, 2013, respectively. At December 31, 2014 and December 31, 2013, there were no loans over ninety days past due and still accruing interest.

At December 31, 2014 and December 31, 2013, all TDRs, including those on nonaccrual status, totaled $3.9 million and $4.6 million, respectively. The gross interest income that would have been recognized on accruing TDRs according to the original loan terms during 2014 totaled approximately $38,000; actual interest income recognized on these loans according to the restructured terms totaled $11,000. Performing TDR loans totaled $613,000 at December 31, 2014. The gross interest income that would have been recognized on accruing TDRs according to the original loan terms during 2013 totaled approximately $27,000; actual interest income recognized on these loans according to the restructured terms totaled approximately $27,000. Performing TDR loans totaled $405,000 at December 31, 2013. During the year ended December 31, 2014 there were four loans totaling $1.1 million that had their original loan terms restructured. During the year ended December 31, 2014, one loan totaling $225,000 that had its original term restructured went into nonaccrual. During the same period, no amounts related to TDRs were charged off. TDRs did not have a material effect on the allowance for loan losses as of December 31, 2014 or December 31, 2013.

The following tables provide a year to date analysis of activity within the allowance for loan losses.

(Dollars in thousands)	December 31,	December 31,
	2014	2013

Balance, beginning of year	$6,041	$8,159
Provision for loan losses	(600)	400
Net (chargeoffs) recoveries	161	(2,518)

Balance, end of year	$5,602	$6,041

	For the Year Ended December 31, 2014
	Beginning	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
	Balance
					General	Specific	Total
					Reserves	Reserves
Real Estate Secured
1-4 Family Residential	$1,829	$(52)	$46	$(228)	$1,532	$63	$1,595
Multifamily Residential	58	(155)	11	147	61	-	61
Commercial Real Estate	1,031	(159)	342	210	1,424	-	1,424
Construction and Land Development	585	(114)	21	(180)	312	-	312
Non-Real Estate Secured
Commercial and Industrial	690	(42)	218	(370)	496	-	496
Consumer and Other	24	(1)	46	(37)	32	-	32
Other
Other General Reserves	1,339	-	-	24	1,363	-	1,363
Unallocated	485	-	-	(166)	319	-	319
Total	$6,041	$(523)	$684	$(600)	$5,539	$63	$5,602

	For the Year Ended December 31, 2013
	Beginning	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
	Balance
					General	Specific	Total
					Reserves	Reserves
Real Estate Secured
1-4 Family Residential	$2,312	$(388)	$499	$(594)	$1,630	$199	$1,829
Multifamily Residential	39	-	1	18	49	9	58
Commercial Real Estate	1,264	(423)	3	187	1,031	-	1,031
Construction and Land Development	606	(972)	32	919	577	8	585
Non-Real Estate Secured
Commercial and Industrial	1,324	(1,263)	13	616	690	-	690
Consumer and Other	55	(86)	66	(11)	24	-	24
Other
Other General Reserves	1,939	-	-	(600)	1,339	-	1,339
Unallocated	620	-	-	(135)	485	-	485
Total	$8,159	$(3,132)	$614	$400	$5,825	$216	$6,041

Impaired loans with a balance of $250,000 or more are evaluated individually for impairment. All other loans are collectively evaluated for impairment. The following tables provide summaries and totals of loans individually and collectively evaluated for impairment as of December 31, 2014 and December 31, 2013.

(Dollars in thousands)

Loans Receivable:	As of December 31, 2014
	Individually evaluated	Collectively evaluated
	for impairment	for impairment	Total
Real Estate Secured
1-4 Family Residential	$2,251	$215,267	$217,518
Multifamily Residential	-	5,108	5,108
Commercial Real Estate	1,096	86,810	87,906
Construction and Land Development	-	29,060	29,060
Non Real Estate Secured
Commercial and Industrial	545	21,477	22,022
Consumer and Other	-	2,534	2,534
Total	$3,892	$360,256	$364,148

Loans Receivable:	As of December 31, 2013
	Individually evaluated	Collectively evaluated
	for impairment	for impairment	Total
Real Estate Secured
1-4 Family Residential	$3,196	$185,210	$188,406
Multifamily Residential	986	3,842	4,828
Commercial Real Estate	2,585	77,378	79,963
Construction and Land Development	691	33,541	34,232
Non Real Estate Secured
Commercial and Industrial	479	21,729	22,208
Consumer and Other	-	2,269	2,269
Total	$7,937	$323,969	$331,906

(Dollars in thousands)

Impaired Loans

For the Year Ended December 31, 2014

	Unpaid	Recorded			Average	Interest
	Principal	Investment	Related	Life to Date	Recorded	Income
	Balance	(1)	Allowance	Charge offs	Investment	Recognized

With no related allowance recorded:
1-4 Family Residential	$1,859	$1,738	$-	$121	$1,787	$12
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	1,096	1,096	-	-	1,127	-
Construction and Land Development	-	-	-	-	-	-
Commercial and Industrial	545	545	-	-	565	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$513	$513	$63	$-	$517	$-
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	-	-	-	-	-	-
Construction and Land Development	-	-	-	-	-	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$2,372	$2,251	$63	$121	$2,304	$12
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	1,096	1,096	-	-	1,127	-
Construction and Land Development	-	-	-	-	-	-
Commercial and Industrial	545	545	-	-	565	-
Consumer and Other	-	-	-	-	-	-

Total	$4,013	$3,892	$63	$121	$3,996	$12

(1) Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

(Dollars in thousands)

Impaired Loans

For the Year Ended December 31, 2013

	Unpaid	Recorded			Average	Interest
	Principal	Investment	Related	Life to Date	Recorded	Income
	Balance	(1)	Allowance	Charge offs	Investment	Recognized

With no related allowance recorded:
1-4 Family Residential	$1,367	$1,165	$-	$202	$1,242	$16
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	3,008	2,584	-	423	2,833	9
Construction and Land Development	692	159	-	533	434	-
Commercial and Industrial	480	480	-	-	536	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$2,066	$2,031	$199	$35	$2,033	$-
Multifamily Residential	986	986	9	-	990	-
Commercial Real Estate	-	-	-	-	-	-
Construction and Land Development	833	532	8	302	680	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$3,433	$3,196	$199	$237	$3,275	$16
Multifamily Residential	986	986	9	-	990	-
Commercial Real Estate	3,007	2,584	-	423	2,833	9
Construction and Land Development	1,526	691	8	835	1,114	-
Commercial and Industrial	480	480	-	-	536	-
Consumer and Other	-	-	-	-	-	-

Total	$9,432	$7,937	$216	$1,495	$8,748	$25

(1) Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.